BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Subsequent Events [Abstract]
Cash	$ 95,000	$ 112,000	$ 21,000
Uncertain tax positions	0	0
Impairment of long-lived assets	$ 0	$ 0